Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

The Company does not grant options as part of our equity compensation programs.

The compensation committee does not take material nonpublic information into account when determining the timing and terms of equity awards and has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The compensation committee typically grants equity awards once a year at least two business days after the filing of its Annual Report on Form 10-K and during a period when the Company does not possess material nonpublic information. The compensation committee may also grant equity awards in connection with promotions or other significant events.

During the year ended December 31, 2025, none of our named executive officers were awarded options with an effective grant date during any period beginning four business days before the filing or furnishing of a periodic or current report with the SEC that disclosed material nonpublic information and ending one business day after the filing or furnishing of such reports.

Award Timing Method	The compensation committee does not take material nonpublic information into account when determining the timing and terms of equity awards and has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The compensation committee typically grants equity awards once a year at least two business days after the filing of its Annual Report on Form 10-K and during a period when the Company does not possess material nonpublic information. The compensation committee may also grant equity awards in connection with promotions or other significant events.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false